Fair Value Of Financial Instruments - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 61,288	$ 82,835	$ 107,800	$ 42,846
Accounts receivable	11,502	8,441
Accounts payable	2,205	1,577
Due to related parties, short-term	7,100	2,848
Due to related parties, long-term	7,169	5,144
Loans receivable from affiliates	6,102	2,660
Book Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	61,288	82,835
Restricted cash	8,340	24,962
Accounts receivable	11,502	8,441
Accounts payable	2,205	1,577
Due to related parties, short-term	7,100	2,848
Ship mortgage notes and premium	671,905	610,000
Other long-term debt	580,270	544,448
Due to related parties, long-term	7,169	5,144
Loans receivable from affiliates	6,102	2,660
Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	61,288	82,835
Restricted cash	8,340	24,962
Accounts receivable	11,502	8,441
Accounts payable	2,205	1,577
Due to related parties, short-term	7,100	2,848
Ship mortgage notes and premium	703,085	622,963
Other long-term debt	580,270	544,448
Due to related parties, long-term	7,169	5,144
Loans receivable from affiliates	$ 6,102	$ 2,660